Summary of significant accounting policies - Post-employment Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Severance pay	$ 4,096	$ 2,436	$ 2,043
Maximum contribution percent of pretax salary (up to)	50.00%
Maximum amount of contribution per employee	$ 18
Additional contribution amount for employees over 50	$ 6
Employee contribution match, percent	100.00%
Employer contribution percent of salary, maximum, percent	4.00%
Company's matching contribution amount	$ 656	$ 395	$ 212